UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor, Cottrill LLC
Address: 224 Main Street
         New London, NH 03257

13F File Number:  028-13147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     Director of Operations
Phone:     603-526-7400

Signature, Place, and Date of Signing:

     Chad Richardson     New London, NH     October 27, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     65

Form13F Information Table Value Total:     $83,449 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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				FORM 13F INFORMATION TABLE
				TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER		 	CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
-------------------------------	-------------------------------	-------------------------------	-------------------------------
Exxon Mobil Corp.            	COM	30231G102 	5411	69680	SH		SOLE		50187		19493
General Electric             	COM	369604103	4156	162988	SH		SOLE		105238		57750
Johnson & Johnson            	COM	478160104	3745	54051	SH		SOLE		30982		23069
McDonalds Corp.              	COM	580135101	3565	57776	SH		SOLE		34416		23360
Walt Disney Co.              	COM	254687106	3267	106451	SH		SOLE		64716		41735
Int'l Business Machine		COM	459200101	3219	27524	SH		SOLE		16919		10605
Berkshire Hathaway Cl B      	Class B	084670207	2822	642	SH		SOLE		410		232
L3 Communications Holdings  	COM	502424104	2436	24775	SH		SOLE		17400		7375
Occidental Petroleum Corp.   	COM	674599105	2237	31755	SH		SOLE		17950		13805
Hewlett Packard              	COM	428236103	2204	47675	SH		SOLE		30125		17550
Accenture                    	COM	G1150G111 	2162	56885	SH		SOLE		35060		21825
General Dynamics Corp.       	COM	369550108	2136	29017	SH		SOLE		16150		12867
Eli Lilly & Co.              	COM	532457108	2071	47035	SH		SOLE		29300		17735
Canadian Natural Resources   	COM	136385101	1921	28065	SH		SOLE		17125		10940
Coca-Cola                    	COM	191216100	1898	35895	SH		SOLE		21670		14225
Walgreens                    	COM	931422109	1879	60685	SH		SOLE		37210		23475
INTEL                        	COM	458140100	1812	96735	SH		SOLE		58680		38055
Novartis                     	COM	66987V109 	1627	30785	SH		SOLE		17460		13325
American Express Co.         	COM	025816109	1582	44657	SH		SOLE		23924		20733
Aetna US Healthcare Inc.     	COM	00817Y108 	1563	43275	SH		SOLE		25050		18225
FedEx Corp.                  	COM	31428X106 	1494	18900	SH		SOLE		11195		7705
Microsoft Corp.              	COM	594918104	1456	54567	SH		SOLE		37112		17455
Zimmer Holdings Inc.         	COM	98956P102 	1437	22253	SH		SOLE		12785		9468
Corning Inc.                 	COM	219350105	1436	91800	SH		SOLE		53915		37885
Bank of America Corp.        	COM	060505104	1334	38100	SH		SOLE		17935		20165
Diamond Offshore Drilling    	COM	25271C102 	1314	12750	SH		SOLE		7375		5375
Ingersoll Rand               	COM	G4776G101 	1275	40900	SH		SOLE		28000		12900
Abbott Labs                  	COM	002824100	1271	22074	SH		SOLE		11218		10856
Apple Inc.                   	COM	037833100	1246	10960	SH		SOLE		6610		4350
Cisco Systems                	COM	17275R102 	1238	54869	SH		SOLE		30005		24864
ConocoPhillips               	COM	20825C104 	1172	16002	SH		SOLE		9400		6602
Medtronic Inc                	COM	585055106	1130	22552	SH		SOLE		15502		7050
Best Buy Inc                 	COM	086516101	1083	28875	SH		SOLE		19825		9050
Kimberly-Clark               	COM	494368103	950	14650	SH		SOLE		8550		6100
AT&T Corp.                   	COM	00206R102 	912	32661	SH		SOLE		17569		15092
National Oilwell Varco       	COM	637071101	868	17290	SH		SOLE		11515		5775
BP PLC                       	COM	055622104	864	17227	SH		SOLE		10826		6401
Genentech Inc New            	COM	368710406	822	9265	SH		SOLE		4090		5175
Pfizer Inc.                  	COM	717081103	740	40115	SH		SOLE		39615		500
Procter & Gamble             	COM	742718109	726	10414	SH		SOLE		7344		3070
Suncor Energy                	COM	867229106	725	17200	SH		SOLE		9850		7350
Freeport-McMoran             	COM	35671D857 	715	12575	SH		SOLE		6850		5725
Colgate Palmolive            	COM	194162103	672	8925	SH		SOLE		4625		4300
Citigroup Inc.               	COM	172967101	619	30188	SH		SOLE		16917		13271
Sysco Corporation            	COM	871829107	609	19750	SH		SOLE		18850		900
3M Co.                       	COM	88579Y101 	488	7145	SH		SOLE		4535		2610
AFLAC Inc.                   	COM	001055102	408	6950	SH		SOLE		5625		1325
Apache                       	COM	037411105	369	3540	SH		SOLE		1960		1580
General Mills Inc            	COM	370334104	363	5284	SH		SOLE		4634		650
Bristol Myers Squibb         	COM	110122108	347	16664	SH		SOLE		8054		8610
Wal Mart Stores Inc.         	COM	931142103	333	5557	SH		SOLE		3307		2250
Praxair                      	COM	74005P104 	314	4375	SH		SOLE		3275		1100
Fortune Brands Inc.          	COM	349631101	310	5400	SH		SOLE		3300		2100
Wyeth                        	COM	983024100	302	8173	SH		SOLE		4992		3181
Jpmorgan Chase & Co          	COM	46625H100 	280	6000	SH		SOLE		4055		1945
Automatic Data Processing    	COM	053015103	275	6425	SH		SOLE		3950		2475
Ishares Tr Lehman Tips       	COM	464287176	269	2657	SH		SOLE		642		2015
Illinois Tool Works Inc      	COM	452308109	261	5880	SH		SOLE		5880		0
Total SA                     	COM	89151E109	241	3975	SH		SOLE		1900		2075
Emerson Electric             	COM	291011104	230	5632	SH		SOLE		3032		2600
iShares MSCI Emerging Markets	COM	464287234	229	6699	SH		SOLE		4644		2055
Schlumberger Ltd.            	COM	806857108	229	2928	SH		SOLE		2328		600
Transocean Inc New           	COM	G90073100 	227	2063	SH		SOLE		1153		910
iShares MSCI Taiwan          	COM	464286731	125	11575	SH		SOLE		9175		2400
Ergo Science Corp New        	COM	29481Q208 	28	28144	SH		SOLE		0		28144

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